American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2022

Balanced - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 60.8%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	14,643	6,059,420
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	35,292	6,878,058
Auto Components — 0.5%
Aptiv PLC(1)	40,600	4,258,534
Automobiles — 1.1%
Tesla, Inc.(1)	10,900	9,716,805
Banks — 1.8%
Bank of America Corp.	51,623	1,745,373
JPMorgan Chase & Co.	62,630	7,224,997
Regions Financial Corp.	342,333	7,250,613
		16,220,983
Beverages — 1.0%
PepsiCo, Inc.	53,480	9,356,861
Biotechnology — 1.2%
AbbVie, Inc.	44,810	6,430,683
Amgen, Inc.	8,946	2,213,867
Vertex Pharmaceuticals, Inc.(1)	8,525	2,390,495
		11,035,045
Building Products — 0.9%
Johnson Controls International PLC	104,400	5,628,204
Masco Corp.	52,802	2,924,175
		8,552,379
Capital Markets — 2.8%
Ameriprise Financial, Inc.	13,534	3,653,097
BlackRock, Inc.	7,757	5,190,829
Intercontinental Exchange, Inc.	21,632	2,206,248
Morgan Stanley	101,921	8,591,941
S&P Global, Inc.	15,953	6,013,164
		25,655,279
Chemicals — 1.4%
Air Products and Chemicals, Inc.	9,356	2,322,440
Ecolab, Inc.	15,310	2,528,753
Linde PLC	23,725	7,164,950
Sherwin-Williams Co.	4,658	1,126,956
		13,143,099
Communications Equipment — 1.1%
Cisco Systems, Inc.	221,413	10,045,508
Consumer Finance — 0.3%
American Express Co.	18,652	2,872,781
Containers and Packaging — 0.4%
Ball Corp.	54,085	3,970,921
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	142,753	6,593,761
Electric Utilities — 1.3%
NextEra Energy, Inc.	137,559	11,622,360
Electrical Equipment — 0.9%
Eaton Corp. PLC	27,397	4,065,441

Generac Holdings, Inc.(1)	6,580	1,765,414
Rockwell Automation, Inc.	8,276	2,112,697
		7,943,552
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	29,681	5,387,992
Cognex Corp.	34,565	1,762,124
Keysight Technologies, Inc.(1)	31,130	5,061,738
		12,211,854
Energy Equipment and Services — 1.2%
Schlumberger NV	284,687	10,541,960
Entertainment — 0.7%
Electronic Arts, Inc.	17,904	2,349,542
Walt Disney Co.(1)	41,571	4,410,683
		6,760,225
Equity Real Estate Investment Trusts (REITs) — 1.4%
Prologis, Inc.	98,757	13,091,228
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	7,134	3,861,634
Kroger Co.	43,905	2,038,948
Sysco Corp.	78,189	6,638,246
		12,538,828
Food Products — 0.5%
Mondelez International, Inc., Class A	68,629	4,395,001
Vital Farms, Inc.(1)	25,270	298,186
		4,693,187
Health Care Equipment and Supplies — 0.9%
Edwards Lifesciences Corp.(1)	53,558	5,384,721
Medtronic PLC	12,424	1,149,469
ResMed, Inc.	5,108	1,228,576
		7,762,766
Health Care Providers and Services — 3.0%
Cigna Corp.	29,620	8,156,163
CVS Health Corp.	63,799	6,104,288
Humana, Inc.	5,995	2,889,590
UnitedHealth Group, Inc.	19,220	10,423,775
		27,573,816
Hotels, Restaurants and Leisure — 0.7%
Booking Holdings, Inc.(1)	1,778	3,441,657
Chipotle Mexican Grill, Inc.(1)	855	1,337,408
Expedia Group, Inc.(1)	14,333	1,520,015
		6,299,080
Household Products — 1.0%
Colgate-Palmolive Co.	32,152	2,531,648
Procter & Gamble Co.	44,159	6,134,127
		8,665,775
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	25,875	4,979,902
Insurance — 1.3%
Marsh & McLennan Cos., Inc.	22,796	3,737,632
Prudential Financial, Inc.	40,671	4,066,693
Travelers Cos., Inc.	22,629	3,591,223
		11,395,548
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	220,720	25,674,151

Alphabet, Inc., Class C(1)	16,808	1,960,485
		27,634,636
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	134,567	18,159,817
IT Services — 2.6%
Accenture PLC, Class A	21,547	6,598,984
Mastercard, Inc., Class A	19,720	6,976,739
Visa, Inc., Class A	47,632	10,103,224
		23,678,947
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	41,066	5,506,951
Thermo Fisher Scientific, Inc.	10,605	6,346,138
		11,853,089
Machinery — 1.2%
Cummins, Inc.	20,088	4,445,675
Deere & Co.	6,110	2,096,830
Parker-Hannifin Corp.	7,103	2,053,406
Xylem, Inc.	26,205	2,411,646
		11,007,557
Media — 0.2%
Comcast Corp., Class A	57,237	2,147,532
Multiline Retail — 0.3%
Target Corp.	14,139	2,310,030
Oil, Gas and Consumable Fuels — 1.3%
ConocoPhillips	117,559	11,453,773
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	8,913	2,434,140
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	97,069	7,161,751
Merck & Co., Inc.	66,753	5,963,713
Novo Nordisk A/S, B Shares	30,871	3,595,661
Zoetis, Inc.	27,468	5,014,283
		21,735,408
Road and Rail — 0.8%
Norfolk Southern Corp.	13,920	3,496,287
Uber Technologies, Inc.(1)	35,454	831,396
Union Pacific Corp.	13,257	3,013,316
		7,340,999
Semiconductors and Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(1)	36,262	3,425,671
Analog Devices, Inc.	37,194	6,395,880
Applied Materials, Inc.	38,525	4,082,880
ASML Holding NV	6,280	3,609,479
NVIDIA Corp.	50,039	9,088,584
		26,602,494
Software — 6.3%
Adobe, Inc.(1)	7,463	3,060,726
Cadence Design Systems, Inc.(1)	14,549	2,707,278
Microsoft Corp.	161,615	45,371,795
Salesforce, Inc.(1)	21,021	3,868,284
ServiceNow, Inc.(1)	3,182	1,421,272
Workday, Inc., Class A(1)	6,793	1,053,594
		57,482,949
Specialty Retail — 1.7%
Home Depot, Inc.	30,958	9,316,500

TJX Cos., Inc.	73,448	4,492,080
Tractor Supply Co.	9,277	1,776,360
		15,584,940
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	167,976	27,297,780
Textiles, Apparel and Luxury Goods — 0.6%
Deckers Outdoor Corp.(1)	5,554	1,739,568
NIKE, Inc., Class B	31,590	3,630,323
		5,369,891
TOTAL COMMON STOCKS (Cost $484,336,956)		552,533,497
U.S. TREASURY SECURITIES — 12.8%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	255,555
U.S. Treasury Bonds, 4.375%, 2/15/38	1,200,000	1,446,984
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,599,000
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	369,570
U.S. Treasury Bonds, 1.875%, 2/15/41	900,000	724,430
U.S. Treasury Bonds, 2.25%, 5/15/41	800,000	685,188
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,654,352
U.S. Treasury Bonds, 3.75%, 8/15/41	300,000	324,738
U.S. Treasury Bonds, 2.00%, 11/15/41	1,800,000	1,470,375
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	987,578
U.S. Treasury Bonds, 2.375%, 2/15/42	800,000	697,000
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,349,687
U.S. Treasury Bonds, 3.25%, 5/15/42	2,100,000	2,102,953
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	1,838,672
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,215,754
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	484,629
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	569,063
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	1,500,000	1,301,279
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	1,460,000	1,518,514
U.S. Treasury Bonds, 2.25%, 8/15/49	1,500,000	1,262,139
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	2,077,734
U.S. Treasury Bonds, 2.00%, 2/15/50	700,000	556,514
U.S. Treasury Bonds, 1.875%, 2/15/51	700,000	538,316
U.S. Treasury Bonds, 2.375%, 5/15/51	2,800,000	2,422,164
U.S. Treasury Bonds, 2.00%, 8/15/51	3,100,000	2,457,477
U.S. Treasury Bonds, 1.875%, 11/15/51	300,000	230,953
U.S. Treasury Bonds, 2.25%, 2/15/52	400,000	337,438
U.S. Treasury Bonds, 2.875%, 5/15/52	1,000,000	967,500
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	392,404
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	488,361
U.S. Treasury Notes, 3.00%, 6/30/24	1,900,000	1,902,894
U.S. Treasury Notes, 1.50%, 9/30/24	3,000,000	2,913,105
U.S. Treasury Notes, 1.50%, 2/15/25(2)	8,500,000	8,216,113
U.S. Treasury Notes, 1.125%, 2/28/25	3,300,000	3,159,299
U.S. Treasury Notes, 1.75%, 3/15/25	11,800,000	11,472,965
U.S. Treasury Notes, 2.75%, 5/15/25	1,500,000	1,495,957
U.S. Treasury Notes, 2.875%, 6/15/25	1,200,000	1,201,266
U.S. Treasury Notes, 3.00%, 7/15/25	2,500,000	2,512,695
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,696,797
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	198,930
U.S. Treasury Notes, 0.50%, 2/28/26	1,000,000	922,539
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	95,570
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	672,109

U.S. Treasury Notes, 1.875%, 2/28/27	5,000,000	4,821,582
U.S. Treasury Notes, 2.75%, 4/30/27	2,600,000	2,604,266
U.S. Treasury Notes, 2.625%, 5/31/27	8,000,000	7,974,688
U.S. Treasury Notes, 0.625%, 12/31/27	3,500,000	3,128,945
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	917,324
U.S. Treasury Notes, 1.25%, 3/31/28	1,700,000	1,566,889
U.S. Treasury Notes, 1.25%, 4/30/28	3,600,000	3,314,391
U.S. Treasury Notes, 1.875%, 2/28/29	3,500,000	3,327,871
U.S. Treasury Notes, 2.375%, 3/31/29	3,500,000	3,424,941
U.S. Treasury Notes, 2.875%, 4/30/29	6,600,000	6,664,453
U.S. Treasury Notes, 2.75%, 5/31/29	2,700,000	2,705,695
U.S. Treasury Notes, 1.875%, 2/15/32	300,000	280,078
U.S. Treasury Notes, 2.875%, 5/15/32	5,000,000	5,090,234
TOTAL U.S. TREASURY SECURITIES (Cost $120,945,600)		116,607,917
CORPORATE BONDS — 9.7%
Aerospace and Defense — 0.1%
Boeing Co., 5.15%, 5/1/30	230,000	232,420
Boeing Co., 5.81%, 5/1/50	160,000	159,317
Raytheon Technologies Corp., 4.125%, 11/16/28	570,000	578,771
		970,508
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	335,000	262,890
Airlines — 0.1%
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(3)	160,551	141,948
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	318,000	310,838
		452,786
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	290,000	193,352
Automobiles — 0.2%
General Motors Co., 5.15%, 4/1/38	271,000	244,458
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	746,567
General Motors Financial Co., Inc., 2.40%, 10/15/28	315,000	269,948
Toyota Motor Credit Corp., 1.90%, 4/6/28	420,000	384,154
		1,645,127
Banks — 1.3%
Banco Santander SA, 5.18%, 11/19/25	400,000	403,992
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	176,648
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	192,441
Bank of America Corp., VRN, 3.38%, 4/2/26	400,000	391,110
Bank of America Corp., VRN, 2.55%, 2/4/28	51,000	47,405
Bank of America Corp., VRN, 3.42%, 12/20/28	1,512,000	1,447,633
Bank of America Corp., VRN, 2.88%, 10/22/30	701,000	636,543
Bank of America Corp., VRN, 2.48%, 9/21/36	345,000	279,177
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	329,000	287,779
Banque Federative du Credit Mutuel SA, 4.75%, 7/13/27(3)	236,000	240,904
Citigroup, Inc., VRN, 0.78%, 10/30/24	89,000	85,416
Citigroup, Inc., VRN, 2.01%, 1/25/26	684,000	649,694
Citigroup, Inc., VRN, 3.07%, 2/24/28	467,000	443,639
Citigroup, Inc., VRN, 3.67%, 7/24/28	100,000	96,907
Citigroup, Inc., VRN, 3.52%, 10/27/28	514,000	491,604
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	440,000	397,334
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	294,000	292,280
Fifth Third Bancorp, VRN, 4.77%, 7/28/30	125,000	127,154
FNB Corp., 2.20%, 2/24/23	460,000	455,413

HSBC Holdings PLC, VRN, 0.73%, 8/17/24	320,000	307,766
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	280,000	235,342
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	315,000	286,284
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	738,000	698,154
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	642,000	567,454
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	420,000	368,873
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	213,000	183,202
National Australia Bank Ltd., 2.33%, 8/21/30(3)	278,000	229,024
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	142,000	141,021
Societe Generale SA, VRN, 1.79%, 6/9/27(3)	300,000	265,159
Toronto-Dominion Bank, 4.46%, 6/8/32	163,000	166,330
Truist Financial Corp., VRN, 4.12%, 6/6/28	148,000	148,930
US Bancorp, VRN, 2.49%, 11/3/36	415,000	350,219
Wells Fargo & Co., VRN, 3.53%, 3/24/28	234,000	226,277
Wells Fargo & Co., VRN, 3.07%, 4/30/41	605,000	491,153
Wells Fargo & Co., VRN, 4.61%, 4/25/53	171,000	167,719
Westpac Banking Corp., VRN, 2.89%, 2/4/30	137,000	130,385
		12,106,365
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	504,737
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	663,901
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	175,000	172,832
PepsiCo, Inc., 3.90%, 7/18/32	131,000	135,550
		1,477,020
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	440,000	420,287
AbbVie, Inc., 4.40%, 11/6/42	240,000	230,381
Amgen, Inc., 1.65%, 8/15/28	540,000	481,709
CSL Finance PLC, 4.25%, 4/27/32(3)	257,000	262,301
		1,394,678
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	180,000	144,874
Capital Markets — 1.0%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	474,000	410,830
Blue Owl Finance LLC, 4.125%, 10/7/51(3)	159,000	105,807
CME Group, Inc., 2.65%, 3/15/32	125,000	115,502
Deutsche Bank AG, VRN, 3.96%, 11/26/25	625,000	603,973
Deutsche Bank AG, VRN, 2.31%, 11/16/27	179,000	155,628
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	187,027
FS KKR Capital Corp., 4.25%, 2/14/25(3)	121,000	115,784
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	880,000	849,180
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,253,000	1,143,977
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	146,082
Hercules Capital, Inc., 2.625%, 9/16/26	303,000	258,745
Moody's Corp., 2.55%, 8/18/60	251,000	165,546
Morgan Stanley, VRN, 0.53%, 1/25/24	1,163,000	1,144,387
Morgan Stanley, VRN, 1.16%, 10/21/25	699,000	653,340
Morgan Stanley, VRN, 2.63%, 2/18/26	999,000	963,350
Morgan Stanley, VRN, 2.48%, 9/16/36	156,000	126,322
Owl Rock Capital Corp., 3.40%, 7/15/26	72,000	64,907
OWL Rock Core Income Corp., 3.125%, 9/23/26(3)	366,000	318,415
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(3)	158,000	156,902
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	72,000	67,673
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	317,000	271,889
Prospect Capital Corp., 3.71%, 1/22/26	277,000	249,760

UBS Group AG, VRN, 1.49%, 8/10/27(3)	425,000	377,625
		8,652,651
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	330,000	331,283
CF Industries, Inc., 4.95%, 6/1/43	240,000	219,398
		550,681
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	318,124
Waste Connections, Inc., 3.20%, 6/1/32	442,000	411,683
Waste Management, Inc., 2.50%, 11/15/50	150,000	105,839
		835,646
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	465,000	376,074
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	251,422
Martin Marietta Materials, Inc., 2.40%, 7/15/31	195,000	165,326
		416,748
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	223,000	195,811
American Express Co., VRN, 4.42%, 8/3/33(4)	363,000	368,845
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	70,000	65,397
		630,053
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	447,000	411,565
WRKCo, Inc., 3.00%, 9/15/24	201,000	196,486
		608,051
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	191,492
Pepperdine University, 3.30%, 12/1/59	355,000	265,163
		456,655
Diversified Financial Services — 0.3%
Antares Holdings LP, 2.75%, 1/15/27(3)	256,000	211,286
Block Financial LLC, 3.875%, 8/15/30	456,000	427,168
Capital One Financial Corp., VRN, 4.99%, 7/24/26	296,000	299,043
Corebridge Financial, Inc., 3.85%, 4/5/29(3)	226,000	214,839
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600,000	593,197
Intercontinental Exchange, Inc., 4.35%, 6/15/29	122,000	124,592
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	775,000	640,169
UBS Group AG, VRN, 4.49%, 5/12/26(3)	508,000	511,517
UBS Group AG, VRN, 4.75%, 5/12/28(3)	75,000	75,165
		3,096,976
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.35%, 3/1/29	875,000	883,440
AT&T, Inc., 4.50%, 5/15/35	202,000	200,738
AT&T, Inc., 4.90%, 8/15/37	386,000	396,274
AT&T, Inc., 4.55%, 3/9/49	444,000	416,098
AT&T, Inc., 3.55%, 9/15/55	180,000	140,541
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	550,000	496,632
Telefonica Emisiones SA, 4.90%, 3/6/48	285,000	246,440
Verizon Communications, Inc., 4.33%, 9/21/28	333,000	341,823
Verizon Communications, Inc., 1.75%, 1/20/31	360,000	301,548
Verizon Communications, Inc., 4.27%, 1/15/36	285,000	281,527
Verizon Communications, Inc., 3.40%, 3/22/41	254,000	216,642
		3,921,703
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	317,856

Baltimore Gas & Electric Co., 2.25%, 6/15/31	237,000	209,976
Baltimore Gas & Electric Co., 4.55%, 6/1/52	158,000	161,321
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	293,450
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	140,317
Duke Energy Corp., 2.55%, 6/15/31	180,000	157,515
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	318,270
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	199,024
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	381,506
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	315,904
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	130,261
Exelon Corp., 4.45%, 4/15/46	150,000	141,131
Exelon Corp., 4.10%, 3/15/52(3)	80,000	72,355
Florida Power & Light Co., 2.45%, 2/3/32	231,000	211,030
Florida Power & Light Co., 4.125%, 2/1/42	169,000	164,541
Indiana Michigan Power Co., 3.25%, 5/1/51	157,000	123,732
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	285,036
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	345,000	368,999
Northern States Power Co., 3.20%, 4/1/52	240,000	199,249
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	119,304
PacifiCorp, 3.30%, 3/15/51	310,000	255,735
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	270,445
Public Service Electric and Gas Co., 3.10%, 3/15/32	283,000	272,258
Union Electric Co., 3.90%, 4/1/52	238,000	221,612
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	434,306
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	313,782
Xcel Energy, Inc., 4.60%, 6/1/32	136,000	141,110
		6,220,025
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	340,000	309,318
Entertainment — 0.1%
Magallanes, Inc., 3.76%, 3/15/27(3)	248,000	238,518
Magallanes, Inc., 5.05%, 3/15/42(3)	158,000	140,530
Magallanes, Inc., 5.14%, 3/15/52(3)	172,000	151,690
Netflix, Inc., 4.875%, 4/15/28	468,000	465,552
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	194,000	189,580
		1,185,870
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.55%, 7/15/27	290,000	280,615
American Tower Corp., 3.95%, 3/15/29	75,000	72,439
Broadstone Net Lease LLC, 2.60%, 9/15/31	175,000	143,605
Corporate Office Properties LP, 2.00%, 1/15/29	206,000	168,637
EPR Properties, 4.75%, 12/15/26	191,000	180,214
EPR Properties, 4.95%, 4/15/28	541,000	505,443
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	420,000	417,348
National Retail Properties, Inc., 4.80%, 10/15/48	270,000	256,372
Office Properties Income Trust, 2.40%, 2/1/27	198,000	157,372
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	223,000	177,498
Rexford Industrial Realty LP, 2.15%, 9/1/31	454,000	372,671
SBA Tower Trust, 3.45%, 3/15/48(3)	648,000	642,982
STORE Capital Corp., 4.625%, 3/15/29	163,000	162,625
		3,537,821
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	464,000	511,373
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	475,000	382,582

Kraft Heinz Foods Co., 5.00%, 6/4/42	379,000	367,958
Mondelez International, Inc., 2.75%, 4/13/30	208,000	190,014
		940,554
Gas Utilities†
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	370,000	304,683
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	510,000	470,854
Baxter International, Inc., 2.54%, 2/1/32	720,000	625,638
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	852,472
		1,948,964
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	502,496
Centene Corp., 4.625%, 12/15/29	244,000	241,051
Centene Corp., 3.375%, 2/15/30	399,000	363,133
CVS Health Corp., 1.75%, 8/21/30	310,000	260,732
CVS Health Corp., 4.78%, 3/25/38	160,000	160,405
CVS Health Corp., 5.05%, 3/25/48	220,000	223,973
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	146,828
HCA, Inc., 2.375%, 7/15/31	235,000	194,261
Humana, Inc., 2.15%, 2/3/32	1,144,000	972,507
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	200,043
Roche Holdings, Inc., 2.61%, 12/13/51(3)	440,000	334,447
Universal Health Services, Inc., 1.65%, 9/1/26(3)	427,000	373,490
Universal Health Services, Inc., 2.65%, 10/15/30(3)	330,000	270,071
		4,243,437
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	372,000	332,469
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	300,147
Safehold Operating Partnership LP, 2.85%, 1/15/32	457,000	377,965
		678,112
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32	684,000	709,454
Insurance — 0.3%
Alleghany Corp., 3.25%, 8/15/51	230,000	175,318
American International Group, Inc., 6.25%, 5/1/36	305,000	356,430
Athene Global Funding, 3.21%, 3/8/27(3)	110,000	102,109
Athene Global Funding, 1.99%, 8/19/28(3)	326,000	276,430
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	108,000	95,005
GA Global Funding Trust, 2.90%, 1/6/32(3)	160,000	135,783
Guardian Life Global Funding, 1.625%, 9/16/28(3)	472,000	408,281
Hill City Funding Trust, 4.05%, 8/15/41(3)	416,000	310,114
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	306,000	292,884
RGA Global Funding, 2.70%, 1/18/29(3)	425,000	385,524
Sammons Financial Group, Inc., 4.75%, 4/8/32(3)	167,000	153,048
SBL Holdings, Inc., 5.125%, 11/13/26(3)	326,000	318,044
		3,008,970
Internet and Direct Marketing Retail†
Amazon.com, Inc., 2.875%, 5/12/41	275,000	232,286
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.10%, 7/15/32	142,000	147,659
Fiserv, Inc., 2.65%, 6/1/30	380,000	334,889
		482,548
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	320,000	246,459

Illumina, Inc., 2.55%, 3/23/31	527,000	444,888
		691,347
Machinery†
John Deere Capital Corp., 3.90%, 6/7/32	138,000	142,354
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	275,000	237,491
Comcast Corp., 3.75%, 4/1/40	440,000	405,566
Comcast Corp., 2.65%, 8/15/62	273,000	185,454
Discovery Communications LLC, 4.65%, 5/15/50	245,000	202,467
Grupo Televisa SAB, 5.00%, 5/13/45	550,000	518,496
Paramount Global, 4.95%, 1/15/31	175,000	171,487
Paramount Global, 4.375%, 3/15/43	145,000	115,780
Time Warner Cable LLC, 4.50%, 9/15/42	590,000	475,286
Walt Disney Co., 3.50%, 5/13/40	295,000	263,608
		2,575,635
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	440,000	361,796
Nucor Corp., 3.125%, 4/1/32	207,000	187,468
South32 Treasury Ltd., 4.35%, 4/14/32(3)	340,000	323,126
Teck Resources Ltd., 6.25%, 7/15/41	180,000	184,205
		1,056,595
Multi-Utilities — 0.1%
Ameren Corp., 3.50%, 1/15/31	430,000	408,646
CenterPoint Energy, Inc., 2.65%, 6/1/31	285,000	252,649
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	270,295
Sempra Energy, 3.25%, 6/15/27	180,000	174,365
		1,105,955
Multiline Retail†
Dollar Tree, Inc., 2.65%, 12/1/31	480,000	415,759
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	440,000	405,340
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	149,089
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	206,936
Cenovus Energy, Inc., 2.65%, 1/15/32	280,000	241,191
Continental Resources, Inc., 2.27%, 11/15/26(3)	310,000	280,645
Continental Resources, Inc., 2.875%, 4/1/32(3)	217,000	177,404
Enbridge, Inc., 3.40%, 8/1/51	130,000	103,514
Energy Transfer LP, 3.60%, 2/1/23	160,000	159,611
Energy Transfer LP, 4.25%, 3/15/23	370,000	370,257
Energy Transfer LP, 3.75%, 5/15/30	400,000	371,880
Energy Transfer LP, 4.90%, 3/15/35	270,000	254,390
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	442,068
Enterprise Products Operating LLC, 3.30%, 2/15/53	220,000	171,998
Equinor ASA, 3.25%, 11/18/49	230,000	193,474
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	884,349	745,365
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	250,000	266,942
MPLX LP, 2.65%, 8/15/30	300,000	259,975
Petroleos Mexicanos, 3.50%, 1/30/23	300,000	298,770
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	36,750
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	1,000,000	913,893
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	520,000	535,005
		6,584,497
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	346,352

Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(3)	275,000	250,853
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	427,000	410,730
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	251,593
Merck & Co., Inc., 1.70%, 6/10/27	330,000	309,155
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	840,000	795,432
Viatris, Inc., 4.00%, 6/22/50	91,000	63,189
		1,830,099
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	316,000	253,525
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	289,916
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	170,549
CSX Corp., 4.10%, 11/15/32	270,000	273,861
DAE Funding LLC, 1.55%, 8/1/24(3)	395,000	370,055
Norfolk Southern Corp., 4.55%, 6/1/53	200,000	199,129
Union Pacific Corp., 3.55%, 8/15/39	450,000	408,421
		1,711,931
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(3)	273,000	262,003
Broadcom, Inc., 4.93%, 5/15/37(3)	295,000	280,068
Intel Corp., 2.80%, 8/12/41	580,000	466,022
Intel Corp., 3.20%, 8/12/61	443,000	333,384
Microchip Technology, Inc., 4.25%, 9/1/25	716,000	713,621
Qorvo, Inc., 4.375%, 10/15/29	380,000	355,752
		2,410,850
Software†
Oracle Corp., 3.60%, 4/1/40	395,000	306,974
Specialty Retail — 0.3%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	495,000	406,088
Home Depot, Inc., 3.90%, 6/15/47	740,000	695,948
Lowe's Cos., Inc., 2.625%, 4/1/31	690,000	617,077
Lowe's Cos., Inc., 4.25%, 4/1/52	710,000	643,575
O'Reilly Automotive, Inc., 4.70%, 6/15/32	253,000	260,719
		2,623,407
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.70%, 8/5/31	760,000	668,439
Dell International LLC / EMC Corp., 8.10%, 7/15/36	111,000	135,255
		803,694
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	221,000	216,517
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	480,000	496,652
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	340,415
		837,067
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	814,000	813,894
T-Mobile USA, Inc., 2.55%, 2/15/31	195,000	170,635
Vodafone Group PLC, VRN, 4.125%, 6/4/81	465,000	377,503
		1,362,032
TOTAL CORPORATE BONDS (Cost $97,856,731)		88,364,165
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.48%, (1-year H15T1Y plus 2.25%), 9/1/35	64,528	66,577

FHLMC, VRN, 2.72%, (12-month LIBOR plus 1.87%), 7/1/36	17,689	18,176
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	62,050	64,252
FHLMC, VRN, 2.58%, (1-year H15T1Y plus 2.26%), 4/1/37	70,617	72,805
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.88%), 7/1/41	57,712	59,623
FHLMC, VRN, 2.90%, (12-month LIBOR plus 1.63%), 1/1/44	70,188	70,202
FHLMC, VRN, 3.56%, (12-month LIBOR plus 1.60%), 6/1/45	35,265	35,962
FHLMC, VRN, 3.26%, (12-month LIBOR plus 1.63%), 8/1/46	97,917	99,777
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.64%), 9/1/47	173,548	174,381
FNMA, VRN, 3.18%, (6-month LIBOR plus 1.57%), 6/1/35	34,521	35,435
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35	33,647	34,543
FNMA, VRN, 2.60%, (1-year H15T1Y plus 2.16%), 3/1/38	62,245	64,401
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	109,907	109,643
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	62,910	62,616
FNMA, VRN, 3.21%, (12-month LIBOR plus 1.62%), 5/1/47	97,233	96,628
		1,065,021
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.2%
FHLMC, 2.50%, 3/1/42	1,543,822	1,470,815
FHLMC, 3.00%, 1/1/50	1,794,890	1,738,607
FHLMC, 2.50%, 5/1/51	2,163,990	2,029,610
FHLMC, 3.00%, 7/1/51	1,194,646	1,160,489
FHLMC, 3.00%, 7/1/51	833,980	805,488
FHLMC, 2.00%, 8/1/51	1,774,317	1,599,977
FHLMC, 2.50%, 8/1/51	1,953,224	1,825,170
FHLMC, 2.50%, 10/1/51	1,080,104	1,014,040
FHLMC, 3.00%, 12/1/51	1,213,355	1,171,129
FHLMC, 3.50%, 5/1/52	1,471,871	1,458,818
FHLMC, 4.00%, 5/1/52	1,301,956	1,316,733
FHLMC, 4.00%, 5/1/52	1,672,157	1,684,662
FHLMC, 4.00%, 6/1/52	6,029	6,066
FNMA, 3.50%, 3/1/34	115,650	117,283
FNMA, 2.00%, 6/1/36	3,355,095	3,194,418
FNMA, 4.50%, 9/1/41	146,946	152,795
FNMA, 2.50%, 3/1/42	1,435,711	1,367,817
FNMA, 3.50%, 5/1/42	712,335	719,744
FNMA, 2.50%, 6/1/42	1,211,259	1,149,555
FNMA, 3.50%, 6/1/42	242,318	244,957
FNMA, 3.00%, 6/1/50	2,355,380	2,281,170
FNMA, 3.00%, 6/1/51	163,402	160,467
FNMA, 2.50%, 12/1/51	1,414,140	1,320,549
FNMA, 2.50%, 12/1/51	1,187,316	1,109,437
FNMA, 3.00%, 2/1/52	1,214,932	1,176,226
FNMA, 2.00%, 3/1/52	3,160,327	2,845,747
FNMA, 2.50%, 3/1/52	1,468,036	1,374,173
FNMA, 3.00%, 3/1/52	2,587,474	2,510,249
FNMA, 3.50%, 4/1/52	791,253	784,262
FNMA, 4.00%, 4/1/52	746,704	755,770
FNMA, 3.00%, 5/1/52	1,238,414	1,202,605
FNMA, 3.50%, 5/1/52	1,875,221	1,877,478
FNMA, 4.00%, 5/1/52	1,529,356	1,545,538
FNMA, 4.00%, 5/1/52	2,447,245	2,467,000
FNMA, 3.00%, 6/1/52	554,053	538,820
FNMA, 4.00%, 6/1/52	13,979	14,066
FNMA, 4.50%, 7/1/52	1,597,656	1,629,511
GNMA, 7.00%, 4/20/26	10,336	10,723
GNMA, 7.50%, 8/15/26	6,608	6,902

GNMA, 7.00%, 5/15/31	18,321	19,874
GNMA, 5.50%, 11/15/32	42,922	46,594
GNMA, 4.50%, 6/15/41	161,358	169,951
GNMA, 3.50%, 6/20/42	282,581	286,719
GNMA, 3.50%, 3/15/46	1,336,869	1,363,627
GNMA, 2.00%, 10/20/50	4,920,060	4,548,672
GNMA, 2.50%, 11/20/50	2,192,360	2,055,978
GNMA, 3.50%, 6/20/51	1,068,729	1,065,538
GNMA, 2.50%, 9/20/51	1,301,438	1,237,952
GNMA, 4.00%, 8/18/52, TBA	3,495,000	3,531,998
UMBS, 3.00%, 8/16/37, TBA	3,430,000	3,405,950
		65,571,719
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $66,323,304)		66,636,740
ASSET-BACKED SECURITIES — 2.6%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	1,521,376	1,303,649
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	556,312
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(3)	422,000	419,788
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(3)	826,650	804,221
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(3)	878,130	815,084
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	806,314	699,344
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	598,346	537,897
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	1,525,297	1,392,435
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	1,900,000	1,753,579
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(3)	945,630	906,183
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	800,000	736,926
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	950,000	849,933
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	1,100,000	970,497
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	1,300,000	1,206,707
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	366,797	349,025
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	713,469	650,801
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	503,616	463,671
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(3)	89,253	93,813
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	550,000	531,101
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	166,206	171,039
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(3)	201,238	207,501
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	1,147,973	1,061,834
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	1,577,641	1,388,186
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	1,146,429	1,037,187
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	1,625,000	1,437,176
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,925,000	1,693,990
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	450,628
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	450,000	390,674
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	284,191	264,464
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	614,386	539,182
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	217,965	213,356
TOTAL ASSET-BACKED SECURITIES (Cost $26,416,978)		23,896,183
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,313	3,108
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.86%, 3/25/35	87,909	87,550
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.59%, 6/25/34	56,914	55,506
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 4.76%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	389,045
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 4.21%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	353,087

Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 6.26%, (1-month LIBOR plus 4.00%), 8/26/30(3)	163,953	164,054
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 2.71%, (30-day average SOFR plus 1.20%), 2/25/50(3)	357,418	340,032
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(3)	756,741	715,514
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.48%, 8/25/34	178,226	175,285
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,135	1,060
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	327,021	300,148
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	409,709	387,384
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3 SEQ, VRN, 4.00%, 2/25/67(3)	600,000	534,595
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	298,880	269,119
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 4.21%, (30-day average SOFR plus 2.70%), 10/25/33(3)	525,000	518,037
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.58%, 10/25/34	81,768	81,908
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	1,183,009	1,136,019
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	274,677	252,967
GSR Mortgage Loan Trust, Series 2004-5, Class 3A3, VRN, 2.78%, 5/25/34	40,312	38,234
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.09%, 6/25/34	20,532	18,855
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.77%, 1/25/35	53,291	52,475
Home RE Ltd., Series 2021-1, Class M1B, VRN, 3.81%, (1-month LIBOR plus 1.55%), 7/25/33(3)	360,000	356,029
Home RE Ltd., Series 2022-1, Class M1A, VRN, 4.36%, (30-day average SOFR plus 2.85%), 10/25/34(3)	425,000	425,113
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	132,451	125,450
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	191,899	183,662
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(3)	1,080,735	961,191
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(3)	392,061	361,737
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(3)	617,045	535,690
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.43%, 11/21/34	72,316	69,317
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.89%, 11/25/35	33,813	32,388
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	69,601	66,728
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	773,434	705,380
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(3)	482,927	464,319
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 3.01%, (1-month LIBOR plus 0.75%), 5/25/55(3)	750,000	739,063
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	968,292	893,814
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	868,923	758,231
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	342,410	319,074
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	413,109	385,037
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	40,393	38,801
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	446,000	443,685
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	27,583	27,188
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	260,205	241,846
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	297,553	276,282
Verus Securitization Trust, Series 2022-7, Class A2 SEQ, VRN, 5.35%, 7/25/67(3)	300,000	296,236
Verus Securitization Trust, Series 2022-7, Class A3 SEQ, VRN, 5.35%, 7/25/67(3)	250,000	243,822
		14,824,065
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2014-DN3, Class M3, VRN, 6.26%, (1-month LIBOR plus 4.00%), 8/25/24	82,972	84,349
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.51%, (1-month LIBOR plus 3.25%), 5/25/25	42,978	43,212
FHLMC, Series 2020-DNA5, Class M2, VRN, 4.31%, (30-day average SOFR plus 2.80%), 10/25/50(3)	352,727	353,299
FHLMC, Series 2020-HQA3, Class M2, VRN, 5.86%, (1-month LIBOR plus 3.60%), 7/25/50(3)	16,921	16,945
FHLMC, Series 2021-DNA6, Class M2, VRN, 3.01%, (30-day average SOFR plus 1.50%), 10/25/41(3)	1,200,000	1,121,580
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	1,307,980	238,318
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	400,438	77,393
FNMA, Series 2013-C01, Class M2, VRN, 7.51%, (1-month LIBOR plus 5.25%), 10/25/23	483,999	499,488
FNMA, Series 2014-C02, Class 2M2, VRN, 4.86%, (1-month LIBOR plus 2.60%), 5/25/24	140,767	141,279
FNMA, Series 2014-C04, Class 1M2, VRN, 7.16%, (1-month LIBOR plus 4.90%), 11/25/24	164,061	169,903
FNMA, Series 2015-C04, Class 1M2, VRN, 7.96%, (1-month LIBOR plus 5.70%), 4/25/28	369,067	386,565
FNMA, Series 2015-C04, Class 2M2, VRN, 7.81%, (1-month LIBOR plus 5.55%), 4/25/28	774,501	810,463

FNMA, Series 2017-C03, Class 1M2C, VRN, 5.26%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	112,785
		4,055,579
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,752,346)		18,879,644
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 4.67%, (3-month LIBOR plus 1.90%), 10/27/33(3)	600,000	559,743
AIMCO CLO Ltd., Series 2019-10A, Class BR, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/22/32(3)	740,000	706,108
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 3.27%, (1-month SOFR plus 1.31%), 9/15/34(3)	821,000	813,792
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.65%), 4/22/31(3)	550,000	526,058
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 4.31%, (3-month LIBOR plus 1.80%), 1/15/29(3)	500,000	478,224
BDS Ltd., Series 2021-FL7, Class C, VRN, 3.86%, (1-month LIBOR plus 1.70%), 6/16/36(3)	1,125,000	1,074,802
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.73%, (3-month LIBOR plus 1.02%), 4/20/31(3)	575,000	564,969
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 4.11%, (3-month LIBOR plus 1.60%), 7/15/30(3)	350,000	337,121
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 3.61%, (3-month LIBOR plus 2.20%), 8/14/30(3)	450,000	434,971
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/32(3)	500,000	474,012
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 4.31%, (3-month LIBOR plus 1.60%), 10/20/32(3)	450,000	427,684
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 4.07%, (3-month LIBOR plus 1.56%), 7/23/33(3)	800,000	774,896
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.40%), 11/22/33(3)	427,862	425,102
KKR CLO Ltd., Series 2018, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 7/18/30(3)	575,000	557,132
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.86%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	441,652
KKR CLO Ltd., Series 2030A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.60%), 10/17/31(3)	725,000	695,097
KREF Ltd., Series 2021-FL2, Class B, VRN, 3.65%, (1-month LIBOR plus 1.65%), 2/15/39(3)	800,000	765,016
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 4.16%, (3-month LIBOR plus 1.65%), 7/15/33(3)	1,075,000	1,025,615
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.61%, (1-month LIBOR plus 1.45%), 10/16/36(3)	1,075,000	1,021,524
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 4.24%, (3-month LIBOR plus 1.50%), 7/19/30(3)	800,000	752,677
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 2.99%, (3-month SOFR plus 1.90%), 10/15/30(3)	550,000	525,113
Parallel Ltd., Series 2019-1A, Class BR, VRN, 4.51%, (3-month LIBOR plus 1.80%), 7/20/32(3)	825,000	776,397
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 4.81%, (3-month LIBOR plus 2.10%), 10/20/31(3)	750,000	707,590
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 4.41%, (3-month LIBOR plus 1.70%), 1/20/32(3)	750,000	707,245
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 4.43%, (3-month LIBOR plus 1.65%), 4/25/31(3)	725,000	694,885
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 4.31%, (3-month LIBOR plus 1.57%), 10/18/30(3)	1,150,000	1,101,497
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 4.16%, (3-month LIBOR plus 1.65%), 4/15/31(3)	475,000	451,011
TSTAT Ltd., Series 2022-1A, Class B VRN, 5.82%, (3-month SOFR plus 3.27%), 7/20/31(3)(4)	500,000	497,500
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 4.47%, (3-month SOFR plus 2.35%), 4/15/34(3)	400,000	376,561
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,489,049)		18,693,994
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BDS Ltd., Series 2021-FL8, Class C, VRN, 3.71%, (1-month LIBOR plus 1.55%), 1/18/36(3)	500,000	475,939
BDS Ltd., Series 2021-FL8, Class D, VRN, 4.06%, (1-month LIBOR plus 1.90%), 1/18/36(3)	400,000	380,867
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)	537,839	469,660
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)	1,100,000	914,272
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 4.40%, (1-month LIBOR plus 2.40%), 9/15/36(3)	1,200,000	1,133,905
BXMT Ltd., Series 2020-FL2, Class C, VRN, 3.72%, (1-month SOFR plus 1.76%), 2/15/38(3)	1,090,000	1,042,338
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 4.12%, (1-month LIBOR plus 2.12%), 11/15/38(3)	1,497,000	1,422,597
MHP, Series 2022-MHIL, Class D, VRN, 3.57%, (1-month SOFR plus 1.61%), 1/15/27(3)	449,000	425,505
OPG Trust, Series 2021-PORT, Class E, VRN, 3.53%, (1-month LIBOR plus 1.53%), 10/15/36(3)	1,431,000	1,329,392
PFP Ltd., Series 2021-8, Class C, VRN, 3.80%, (1-month LIBOR plus 1.80%), 8/9/37(3)	807,000	779,073
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,040,096)		8,373,548
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	373,329
California State University Rev., 2.98%, 11/1/51	500,000	397,312

Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	240,514
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	582,994
Houston GO, 3.96%, 3/1/47	120,000	114,843
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	123,511
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	71,938
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	765,535
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	450,151
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	142,738
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	271,179
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	125,199
New York City GO, 6.27%, 12/1/37	95,000	114,104
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	267,871
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	117,069
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,002
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	187,690
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	344,033
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	249,403
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	120,718
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	133,185
State of California GO, 4.60%, 4/1/38	355,000	363,730
State of California GO, 7.55%, 4/1/39	100,000	137,992
State of California GO, 7.30%, 10/1/39	160,000	209,626
State of California GO, 7.60%, 11/1/40	80,000	111,382
State of Washington GO, 5.14%, 8/1/40	20,000	22,761
University of California Rev., 3.07%, 5/15/51	330,000	252,259
TOTAL MUNICIPAL SECURITIES (Cost $6,501,155)		6,346,068
EXCHANGE-TRADED FUNDS — 0.3%
SPDR S&P 500 ETF Trust (Cost $2,510,033)	6,319	2,603,365
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 0.75%, 10/8/27	2,000,000	1,806,918
FNMA, 6.625%, 11/15/30	400,000	506,734
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	262,818
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,771,928)		2,576,470
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	100,000	82,840
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	603,609
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	186,459
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	174,836
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	140,113
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	110,284
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	118,347
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,417,247)		1,416,488
BANK LOAN OBLIGATIONS(5) — 0.1%
Media†
Directv Financing ,LLC, Term Loan, 7.37%, (1-month LIBOR plus 5.00%), 8/2/27	409,838	388,428

Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 4.06%, (3-month LIBOR plus 1.75%), 3/15/28	497,700	489,301
TOTAL BANK LOAN OBLIGATIONS (Cost $909,014)		877,729
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,170,051)		18,170,051
TOTAL SHORT-TERM INVESTMENTS (Cost $18,170,051)		18,170,051
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $876,440,488)		925,975,859
OTHER ASSETS AND LIABILITIES — (1.9)%		(17,177,593)
TOTAL NET ASSETS — 100.0%		$908,798,266

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	746,943	USD	785,623	JPMorgan Chase Bank N.A.	9/30/22	$(19,048)
EUR	90,746	USD	95,030	JPMorgan Chase Bank N.A.	9/30/22	(1,899)
EUR	131,315	USD	135,239	JPMorgan Chase Bank N.A.	9/30/22	(473)
EUR	118,771	USD	121,709	JPMorgan Chase Bank N.A.	9/30/22	183
USD	3,350,990	EUR	3,169,145	JPMorgan Chase Bank N.A.	9/30/22	98,552
USD	108,537	EUR	101,871	JPMorgan Chase Bank N.A.	9/30/22	3,988
USD	68,131	EUR	66,725	JPMorgan Chase Bank N.A.	9/30/22	(348)
USD	105,259	EUR	103,023	JPMorgan Chase Bank N.A.	9/30/22	(472)
USD	134,026	EUR	131,315	JPMorgan Chase Bank N.A.	9/30/22	(740)
USD	105,788	EUR	103,557	JPMorgan Chase Bank N.A.	9/30/22	(491)
USD	89,581	EUR	87,543	JPMorgan Chase Bank N.A.	9/30/22	(263)
USD	141,467	EUR	137,720	JPMorgan Chase Bank N.A.	9/30/22	127
USD	100,429	EUR	98,219	JPMorgan Chase Bank N.A.	9/30/22	(371)
						$78,745

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	28	September 2022	$5,892,906	$22,406
U.S. Treasury 5-Year Notes	99	September 2022	11,258,930	140,859
U.S. Treasury 10-Year Notes	24	September 2022	2,907,375	3,605
U.S. Treasury 10-Year Ultra Notes	11	September 2022	1,443,750	23,702
U.S. Treasury Long Bonds	5	September 2022	720,000	10,499
U.S. Treasury Ultra Bonds	10	September 2022	1,583,125	47,856
			$23,806,086	$248,927
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$14,795,550	$(435,754)	$177,434	$(258,320)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,371,386.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $81,295,850, which represented 8.9% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	545,328,357	7,205,140	—
U.S. Treasury Securities	—	116,607,917	—
Corporate Bonds	—	88,364,165	—
U.S. Government Agency Mortgage-Backed Securities	—	66,636,740	—
Asset-Backed Securities	—	23,896,183	—
Collateralized Mortgage Obligations	—	18,879,644	—
Collateralized Loan Obligations	—	18,693,994	—
Commercial Mortgage-Backed Securities	—	8,373,548	—
Municipal Securities	—	6,346,068	—
Exchange-Traded Funds	2,603,365	—	—
U.S. Government Agency Securities	—	2,576,470	—
Sovereign Governments and Agencies	—	1,416,488	—
Bank Loan Obligations	—	877,729	—
Short-Term Investments	18,170,051	—	—
	566,101,773	359,874,086	—
Other Financial Instruments
Futures Contracts	248,927	—	—
Forward Foreign Currency Exchange Contracts	—	102,850	—
	248,927	102,850	—
Liabilities
Other Financial Instruments
Swap Agreements	—	258,320	—
Forward Foreign Currency Exchange Contracts	—	24,105	—
	—	282,425	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.